Goodwill and Other Intangibles	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles
8.	GOODWILL AND OTHER INTANGIBLES

Goodwill and Other intangible assets includes the cost of acquired businesses in excess of the fair value of the tangible net assets acquired. Other intangible assets include Customer relationships, Noncompete agreements, and the Brand names and trademarks comprising the Company’s portfolio of exclusive brands and trademarks. Brand names and trademarks are indefinite-lived intangible assets, and accordingly, are not subject to amortization.

Customer relationship and Noncompete agreements are intangible assets with definite lives, and are carried at the acquired fair value less accumulated amortization. Customer relationship and Noncompete agreements are amortized over the estimated useful lives (four to ten years). Amortization expense was $116 million and $110 million for the 39-weeks ended October 1, 2016 and September 26, 2015, respectively.

Goodwill and Other intangibles, net, consisted of the following (in thousands):

	October 1,	January 2,
	2016	2016
Goodwill	$3,899,514	$3,875,719

Other intangibles—net
Customer relationships—amortizable:
Gross carrying amount	$1,391,812	$1,373,920
Accumulated amortization	(1,234,909)	(1,149,572)

Net carrying value	156,903	224,348

Noncompete agreements—amortizable:
Gross carrying amount	800	800
Accumulated amortization	(467)	(347)

Net carrying value	333	453

Brand names and trademarks—not amortizing	252,800	252,800

Total Other intangibles—net	$410,036	$477,601

The 2016 increase in Goodwill reflects the 2016 business acquisitions, partially offset by a purchase price adjustment related to the December 2015 acquisition. The 2016 increase in the gross carrying amount of Customer relationships is attributable to the 2016 business acquisitions of $49 million—see Note 3, Business Acquisitions—partially offset by the write-off of fully amortized Customer relationships intangible assets of $31 million.

The Company assesses Goodwill and Other Intangible assets with indefinite lives for impairment annually, or more frequently if events occur that indicate an asset may be impaired. For Goodwill and indefinite-lived intangible assets, the Company’s policy is to assess for impairment at the beginning of each fiscal third quarter. For intangible assets with definite lives, the Company assesses impairment only if events occur that indicate that the carrying amount of an asset may not be recoverable. All Goodwill is assigned to the consolidated company as the reporting unit. The Company completed its most recent annual impairment assessment for Goodwill and indefinite-lived intangible assets as of July 3, 2016—the first day of the fiscal third quarter of 2016—with no impairments noted.

For Goodwill, the reporting unit used in assessing impairment is the Company’s one business segment as described in Note 19—Business Segment Information. The Company’s assessment for impairment of Goodwill utilized a combination of discounted cash flow analysis, comparative market multiples, and comparative market transaction multiples, which were weighted 50%, 35% and 15% respectively, to determine the fair value of the reporting unit for comparison to the corresponding carrying value. If the carrying value of the reporting unit exceeds its fair value, the Company must then perform a comparison of the implied fair value of Goodwill with its carrying value. If the carrying value of the Goodwill exceeds its implied fair value, an impairment loss is recognized in an amount equal to the excess. Based upon the Company’s fiscal 2016 annual Goodwill impairment analysis, the Company concluded the fair value of its reporting unit exceeded its carrying value.

The Company’s fair value estimates of the brand names and trademarks indefinite-lived intangible assets are based on a relief- from-royalty method. The fair value of these intangible assets is determined for comparison to the corresponding carrying value. If the carrying value of these assets exceeds its fair value, an impairment loss is recognized in an amount equal to the excess. Based upon the Company’s fiscal 2016 annual impairment analysis, the Company concluded the fair value of the Company’s brand names and trademarks exceeded its carrying value.

Due to the many variables inherent in estimating fair value and the relative size of the recorded indefinite-lived intangible assets, differences in assumptions may have a material effect on the results of the Company’s impairment analysis.

9.	GOODWILL AND OTHER INTANGIBLES

Goodwill and Other intangible assets include the cost of acquired businesses in excess of the fair value of the tangible net assets acquired. Other intangible assets include customer relationships, noncompete agreements, the brand names and trademarks comprising the Company’s portfolio of exclusive brands and trademarks. Brand names and trademarks are indefinite-lived intangible assets and, accordingly, are not subject to amortization.

Customer relationship intangible assets have definite lives and are carried at the acquired fair value less accumulated amortization. Customer relationship intangible assets are amortized over the estimated useful lives—four to ten years. Amortization expense was $146 million, $151 million and $147 million for fiscal years 2015, 2014 and 2013, respectively. The weighted-average remaining useful life of all customer relationship intangibles was approximately two years at January 2, 2016. Amortization of these customer relationship assets is estimated to be $146 million in fiscal year 2016, $68 million in fiscal year 2017, and $5 million in fiscal years 2018 and 2019.

Goodwill and Other intangibles consisted of the following (in thousands):

	January 2, 2016	December 27, 2014
Goodwill	$3,875,719	$3,835,477

Customer relationships—amortizable:
Gross carrying amount	$1,373,920	$1,376,094
Accumulated amortization	(1,149,572)	(1,026,680)

Net carrying value	224,348	349,414

Noncompete agreements—amortizable:
Gross carrying amount	800	800
Accumulated amortization	(347)	(187)

Net carrying value	453	613

Brand names and trademarks—not amortizing	252,800	252,800

Total Other intangibles—net	$477,601	$602,827

The 2015 increase in Goodwill is attributable to a 2015 broadline distributor acquisition. The 2015 decrease in the gross carrying amount of customer relationships is attributable to the write-off of fully amortized customer relationships intangible assets of $23 million, offset by intangible assets acquired related to the 2015 business acquisition of $21 million.

As required, the Company assesses Goodwill and intangible assets with indefinite lives for impairment annually, or more frequently, if events occur that indicate an asset may be impaired. For Goodwill and indefinite-lived intangible assets, the Company’s policy is to assess for impairment at the beginning of each fiscal third quarter. For intangible assets with definite lives, the Company assesses impairment only if events occur that indicate that the carrying amount of an asset may not be recoverable. All Goodwill is assigned to the consolidated company as the reporting unit. The Company completed its most recent annual impairment assessment of Goodwill and indefinite-lived intangible assets as of June 28, 2015—the first day of the fiscal third quarter of 2015—with no impairments noted.

For Goodwill, the reporting unit used in assessing impairment is the Company’s one business segment as described in Note 24, Business Segment Information. The Company’s assessment for impairment of Goodwill utilized a combination of discounted cash flow analysis, comparative market multiples, and comparative market transaction multiples, weighted 50%, 35% and 15%, respectively, to determine the fair value of the reporting unit for comparison to its corresponding carrying value. If the carrying value of the reporting unit exceeds its fair value, the Company must then perform a comparison of the implied fair value of Goodwill to its carrying value. If the carrying value of the Goodwill exceeds its implied fair value, an impairment loss is recognized in an amount equal to the excess. Based upon the Company’s fiscal 2015 annual Goodwill impairment analysis, the Company concluded the fair value of its reporting unit exceeded its carrying value.

The Company’s fair value estimates of the brand names and trademarks indefinite-lived intangible assets are based on a relief from royalty method. The fair value of these intangible assets is determined for comparison to the corresponding carrying value. If the carrying value of these assets exceeds its fair value, an impairment loss is recognized in an amount equal to the excess. Based upon the Company’s fiscal 2015 annual impairment analysis, the Company concluded the fair value of the Company’s brand names and trademarks exceeded its carrying value.